OTHER LIABILITIES (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES
Payables	$ 4,746,323	$ 3,629,433
Suppliers	1,653,424	2,333,289
Advances to obligations	1,199,509	1,082,447
Dividends	870,846	769,181
Collection services	820,393	1,032,613
Deposits delivered as security	795,628	655,176
Bonuses and short-term benefits	734,916	640,458
Security contributions	524,741	473,247
Provisions	401,111	417,242
Salaries and other labor obligations	396,734	359,673
Deferred interests	217,507	96,939
Advances in leasing operations and loans	186,547	282,173
Liabilities from contracts with customers	60,128	56,856	$ 55,025
Other	40,774	50,484
Total	$ 12,648,581	$ 11,879,211